RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
3	RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Fixed Assets

The Company reclassified certain kiosk assets used in the production of income, previously recorded in inventory as fixed assets and applied an appropriate depreciation policy to these kiosks.

The restated Unaudited Condensed Consolidated Balance Sheet, Statements of Operations and Comprehensive loss and the Statement of Cash Flows for the three months ended March 31, 2016, is presented below:

QPAGOS

CONDENSED CONSOLIDATED BALANCE SHEET

March 31, 2016

	As
	Previously				As
	Reported	Adjustments		Notes	Restated
	(Unaudited)				(Unaudited)
Assets

Current Assets
Cash	$250,908	$			$250,908
Accounts receivable	398,074				398,074
Inventory	553,259		(281,364)	(A)	271,895
Recoverable IVA taxes and credits	527,597				527,597
Other current assets	69.422				69,422
Total Current Assets	1,799,260		(281,364)		1,517,896

Non-Current Assets
Plant and equipment, net	62,395		222,563	(A)	284,958
Intangibles, net	200,667				200,667
Investment	3,000				3,000
Other assets	11,780				11,780
Total Non-Current Assets	277,842		222,563		500,405
Total Assets	$2,077,102		$(58,801)		$2,018,301

Liabilities and Stockholders' Equity

Current Liabilities
Accounts payable	$77,082	$			$77,082
Notes payable	106,312				106,312
IVA and other taxes payable	195,347				195,347
Advances from customers	5,859				5,859
Total Current Liabilities	384,600				384,600

Total Liabilities	384,600				384,600

Stockholders' Equity
Common stock, $0.0001 par value; 100,000,000 shares authorized, 49,929,000 shares issued and outstanding as of March 31, 2016.	4,993				4,993
Additional paid-in-capital	7,875,621				7,875,621
Accumulated deficit	(6,651,100)		(49,158)		(6,700,258)
Accumulated other comprehensive income	462,988		(9,643)		453,345
Total stockholder's equity - controlling interest	1,692,502		(58,801)		1,633,701
Non-controlling interest	-		-		-
Total Stockholders' Equity	1,692,502		(58,801)		1,633,701
Total Liabilities and Stockholders' Equity	$2,077,102		$(58,801)		$2,018,301

QPAGOS

UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE LOSS

For The Three Months Ended March 31, 2016

	As
	Previously				As
	Reported	Adjustments		Notes	Restated

Revenues
Airtime	$497,985	$			$497,985
Kiosk sales	130,972				130,972
Commissions on services	977				977
	629,934		-		629,934

Cost of Goods Sold
Airtime	483,885				483,885
Kiosk sales	113,357				113,357
Depreciation - kiosks	-		9,633	(A)	9,633
Other	12,046				12,046
	609,288		9,633		618,921

Gross (Loss) Profit	20,646		(9,633)		11,013

General and administrative	2,693,703				2,693,703
Depreciation and amortization	19,345		(2,106)	(A)	17,239
Total Expense	2,713,048		(2,106)		2,710,942
Loss from Operations	(2,692,402)		(7,527)		(2,699,929)

Other (expense) income	2,999				2,999
Interest expense, net	(2,992)				(2,992)
Foreign currency gain	30,984		-		30,984)
Loss before Provision for Income Taxes	(2,661,411)		(7,527)		(2,668,938)

Provision for Income Taxes	-		-		-

Net Loss	(2,661,411)		(7,527)		(2,668,938)

Net loss attributable to non-controlling interest	-		-		-

Net Loss Attributable to Controlling Interest	$(2,661,411)		$(7,527)		$(2,668,938)

Net Loss Per Share - Basic and Diluted	$(0.06)				$(0.06)

Weighted Average Number of Shares Outstanding - Basic and Diluted	42,895,154				42,895,154

Other Comprehensive Income
Foreign currency translation adjustment	42,982		3,792		46,774

Total Comprehensive Loss	(2,618,429)		(3,735)		(2,622,164)

Comprehensive loss attributable to non-controlling interest	-		-		-

Comprehensive Loss Attributable to Controlling Interest	$(2,618,429)		$(3,735)		$(2,622,164)

QPAGOS

UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS

For The Three Months Ended March 31, 2016

	As
	Previously			As
	Reported	Adjustments	Notes	Restated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to the company	$(2,661,411)	$(7,527)	(A)	$(2,668,938)
Less: loss attributable to non-controlling interest	-			-
Net loss	(2,661,411)	(7,527)		(2,668,938)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation expense	8,415	7,473	(A)	15,888
Amortization expense	10,930	54	(A)	10,984
Equity based compensation charge	108,000			108,000
Shares issued for services	2,032,275			2,032,275
Non- cash investment in affiliates	(3,000)			(3,000)
Other foreign currency movements	-	(3,792)	(A)	(3,792)
Changes in Assets and Liabilities
Accounts receivable	(155,999)			(155,999)
Inventory	115,308			115,308
Recoverable IVA taxes and credits	(109,700)			(109,700)
Prepayments	(17,408)			(17,408)
Other assets	(68)			(68)
Accounts payable and accrued expenses	38,711			38,711
IVA and other taxes payable	3,303			3,303
Advances from customers	3,873			3,873
Interest accruals	2,992			2,992
CASH USED IN OPERATING ACTIVITIES	(623,779)	(3,792)		(627,571)

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(454)			(454)
NET CASH USED IN INVESTING ACTIVITIES	(454)	-		(454)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loans payable	-			-
NET CASH PROVIDED BY FINANCING ACTIVITIES	-	-		-

Effect of exchange rate changes on cash and cash equivalents	42,982	3,792		46,774

NET DECREASE IN CASH	(581,251)	-		(581,251)
CASH AT BEGINNING OF PERIOD	832,159			832,159
CASH AT END OF PERIOD	$250,908	$-		$250,908

NOTES

A.	To correct an error in classifying kiosks acquired in 2015 as inventory and available for sale, to property and equipment, along with the recording of related accumulated depreciation and depreciation expense.

3	RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Organization – Reverse Merger

The reverse merger recapitalization upon the acquisition of Qpagos S.A.P.I de C.V. and Redpag S.A.P.I de C.V. were originally pushed back to the earliest period presented, this has been restated to the reflect the position at the date of the reverse merger recapitalization, August 31, 2015. The statement of operations and comprehensive loss, the Statement of Cash Flows and the balance sheet has been restated to eliminate the effects of pushing back the reverse merger transactions to the opening balance of the earliest period presented.

Fixed Assets

The Company reclassified certain kiosk assets used in the production of income, previously recorded in inventory as fixed assets and applied an appropriate depreciation policy to these kiosks.

The restated Consolidated Balance Sheet as of December 31, 2015, the related Consolidated Statements of Operations and Comprehensive loss and the Statement of Cash Flows for the year ended December 31, 2015, is presented below:

QPAGOS CORPORATION

CONSOLIDATED BALANCE SHEET

December 31, 2015

	As
	Previously			As
	Reported	Adjustments	Notes	Restated
Assets

Current Assets
Cash	$832,159			$832,159
Accounts receivable	242,075			242,075

Inventory	668,567	(279,746)	(A)	388,821
Recoverable IVA taxes and credits	417,897			417,897
Prepayments	52,014			52,014
Total Current Assets	2,212,712	(279,746)		1,932,966

Non-Current Assets
Plant and equipment, net	70,537	229,851	(A)	300,388
Intangibles, net	211,417			211,417
Other assets	11,712			11,712
Total Non-Current Assets	293,666	229,851		523,517
Total Assets	$2,506,378	$(49,895)		$2,456,483

Liabilities and Stockholders' Equity (Deficit)

Current Liabilities
Accounts payable	$38,372			$38,372
Notes payable	103,320			103,320
IVA and other taxes payable	192,044			192,044
Advances from customers	1,986			1,986
Total Current Liabilities	335,722	-		335,722

Total Liabilities	335,722	-		335,722

Stockholders' Equity (Deficit)
Common stock, $0.001 par value; 50,000,000 shares authorized, 22,392,000 and 4,619,314 shares issued and outstanding as of December 31, 2015 and 2014, respectively.	4,478			4,478
Additional paid-in-capital	5,735,861			5,735,861
Accumulated deficit	(3,989,689)	(36,459)		(4,026,148)
Accumulated other comprehensive income	420,006	(13,436)		406,570
Total stockholder's equity (deficit) - controlling interest	2,170,656	(49,895)		2,120,761
Non-controlling interest	-	-		-
Total Stockholders' Equity (Deficit)	2,170,656	(49,895)		2,120,761
Total Liabilities and Stockholders' Equity (Deficit)	$2,506,378	$(49,895)		$2,456,483

QPAGOS

CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS

Year Ended December 31, 2015

	As
	Previously			As
	Reported	Adjustments	Notes	Restated

Revenues
Airtime	$739,894			$739,894
Kiosk sales	321,239			321,239
Commissions on services	66,674			66,674
Other	137			137
	1,127,944	-		1,127,944

Cost of Goods Sold
Airtime	710,155			710,155
Kiosk sales	369,909			369,909
Depreciation - kiosks	-	35,496	(A)	35,496
Other	40,172			40,172
	1,120,236	35,496		1,155,732

Gross (Loss) Profit	7,708	(35,496)		(27,788)

General and administrative	2,000,714	779,862	(B)	2,780,576
Depreciation and amortization	37,810	(5,459)	(A)	32,351
Total Expense	2,038,524	774,403		2,812,927
Loss from Operations	(2,030,816)	(809,899)		(2,840,715)

Other (expense) income	203			203
Interest expense, net	(2,241)			(2,241)
Foreign currency loss	(466,920)	-		(466,920)
Loss before Provision for Income Taxes	(2,499,774)	(809,899)		(3,309,673)

Provision for Income Taxes	-	-		-

Net Loss	(2,499,774)	(809,899)		(3,309,673)

Net loss attributable to non-controlling interest	-	-		-

Net Loss Attributable to Controlling Interest	$(2,499,774)	$(809,899)		$(3,309,673)

Net Loss Per Share - Basic and Diluted	$(0.10)			$(0.13)

Weighted Average Number of Shares Outstanding - Basic and Diluted	25,698,747			25,698,747

Other Comprehensive Income
Foreign currency translation adjustment	267,257	(13,436)		253,821

Total Comprehensive Loss	(2,232,517)	(823,335)		(3,055,852)

Comprehensive loss attributable to non-controlling interest	-	-		-

Comprehensive Loss Attributable to Controlling Interest	$(2,232,517)	$(823,335)		$(3,055,852)

QPAGOS

CONSOLIDATED STATEMENT OF CASH FLOWS

Year Ended December 31, 2015

	As
	Previously			As
	Reported	Adjustments	Notes	Restated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to the company	$(2,499,774)	$(809,899)		$(3,309,673)
Less: loss attributable to non-controlling interest	-			-
Net loss	(2,499,774)	(809,899)		(3,309,673)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation expense	34,227	30,037	(A)	64,264
Amortization expense	3,583			3,583
Equity based compensation charge	166,715	121,285	(B)	288,000
Shares issued for services	-	658,577	(B)	658,577
Other foreign currency movements	-	13,436	(A)	13,436
Changes in Assets and Liabilities
Accounts receivable	(226,161)			(226,161)
Inventory	(21,581)			(21,581)
Recoverable IVA taxes and credits	(246,697)			(246,697)
Prepayments	(2,014)			(2,014)
Other assets	(5,520)			(5,520)
Accounts payable and accrued expenses	(64,129)			(64,129)
IVA and other taxes payable	183,689			183,689
Advances from customers	(1,106)			(1,106)
Interest accruals	3,320			3,320
CASH USED IN OPERATING ACTIVITIES	(2,675,448)	13,436		(2,662,012)

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(4,779)			(4,779)
Intangible assets	(215,000)			(215,000)
NET CASH USED IN INVESTING ACTIVITIES	(219,779)	-		(219,779)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds on common stock issued	2,990,000			2,990,000
Share issue expenses	(388,700)			(388,700)
Proceeds from loans payable	685,001			685,001
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,286,301	-		3,286,301

Effect of exchange rate changes on cash and cash equivalents	267,257	(13,436)		253,821

NET INCREASE IN CASH	658,331	-		658,331
CASH AT BEGINNING OF PERIOD	173,828			173,828
CASH AT END OF PERIOD	$832,159	$-		$832,159

CASH PAID FOR INTEREST AND TAXES:
Cash paid for income taxes	$-	$-		$-
Cash paid for interest	$-	$-		$-

NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of debt to equity	$2,909,423	$-		$2,909,423

NOTES

A.	To correct an error in classifying kiosks acquired in 2015 as inventory and available for sale, to property and equipment, along with the recording of related accumulated depreciation and depreciation expense.

B.	To correct an error in the period in which the payment of equity based compensation to Officers of the Company and certain consultants was recorded. The Company initially charged the fair value equity compensation of the Company’s common shares issued to Officers and consultants as a reduction in the accumulated deficit as of January 1, 2014. The common shares were issued pursuant to agreements executed in 2015. The correction reclassifies the equity based compensation expense to the year ended December 31, 2015.